Accounts and Other Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and other receivable, net consisted of the following:

	Successor	Predecessor
	September 30,	December 31,
	2016	2015

Trade receivables	$90,661	$460,763
Other receivables	817,640	650,230
	908,301	1,110,993
Less allowance for doubtful accounts	(1,651)	(96,748)
	$906,650	$1,014,245

Accounts and other receivable, net consisted of the following:

	December 31,	December 31,
	2015	2014
Trade receivables	$460,763	$609,179
Other receivables	650,230	1,312,617
	1,110,993	1,921,796
Less allowance for doubtful accounts	(96,748)	(32,469)
	$1,014,245	$1,889,327